OTHER ASSETS - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Assets
Prepayments		$ 50,382
Trade deposits	432,236	692,026
Other deposits	1,574,128	1,347,360
VAT receivable	$ 272	$ 129